Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operation [Abstract]
Schedule of Discontinued Operations from Statement of Operations

Interior design and construction business results of operations for the year ended December 31, 2023 and for the period from January 1, 2024 to October 26, 2024, shown in the table below, are included in the consolidated statement of operations as “net loss from discontinued operations” for those respective periods, after intercompany eliminations, as applicable.

	For the year ended December 31, 2023	For the period from January 1 to October 26, 2024
	RMB	RMB
Net revenue	70,417	37,034
Cost of revenue	(70,035)	(38,145)
Sales and marketing expenses	(228)	—
General and administrative expenses	(15,927)	1,899
(Loss)/Income from operations of discontinued operations	(15,773)	788
Interest expense, net	(556)	(876)
Subsidy income	107	—
Loss on disposal of subsidiaries	—	(4,408)
Other expense, net	(162)	—
Loss before income taxes and loss from equity method investments	(16,384)	(4,496)
Income tax benefits	1,333	—
Loss from discontinued operation, net of tax	(15,051)	(4,496)

Marketing and branding services business results of operations for the years ended December 31, 2023, 2024 and for the period from January 1, 2025 to July 21, 2025, shown in the table below, are included in the consolidated statement of operations as “net loss from discontinued operations” for those respective periods, after intercompany eliminations, as applicable.

	For the years ended December 31,		For the period from January 1 to July 21,
	2023	2024	2025
	RMB	RMB	RMB
Net revenue	237,373	97,411	53,956
Cost of revenue	(223,861)	(95,480)	(53,757)
Sales and marketing expenses	(4,747)	(691)	(466)
General and administrative expenses	(8,073)	(7,053)	(2,798)
Income/(Loss) from operations of discontinued operations	692	(5,813)	(3,065)
Interest income, net	800	934	355
Subsidy income	710	—	—
Other income, net	142	168	29
Income/(Loss) before income taxes and loss from equity method investments	2,344	(4,711)	(2,681)
Income tax benefits	733	—	—
Income/(Loss) from discontinued operation, net of tax	3,077	(4,711)	(2,681)

Schedule of Discontinued Operations from Cash flows

The condensed cash flows of interior design and construction business were as follows for the year ended December 31, 2023 and for the period from January 1, 2024 to October 26, 2024 are included in the consolidated statements of cash flows of the Group as cash flow from discontinued operation:

	For the years ended December 31, 2023	For the period from January 1 to October 26, 2024
	RMB	RMB
Net cash provided by/(used in) operating activities	2,479	(3,640)
Net cash used in investing activities	(154)	(169)
Net cash (used in)/provided by financing activities	(7,541)	7,298

The condensed cash flows of marketing and branding services business were as follows for the years ended December 31, 2023, 2024 and for the period from January 1, 2025 to July 21, 2025, are included in the consolidated statements of cash flows of the Group as cash flow from discontinued operation:

	For the years ended December 31,		For the period from January 1 to July 21,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	20,699	29,018	(10,128)
Net cash provided by/(used in) investing activities	7,720	(641)	—
Net cash used in financing activities	(790)	(98)	—

Schedule of Discontinued Operations from Balance Sheets

The assets and liabilities are included in the captions “Current assets of discontinued operations”, “Non-current assets of discontinued operations” and “Current liabilities of discontinued operations”, in the consolidated balance sheets as of December 31, 2024 consist of the following:

As of December 31,
2024
RMB
Cash and cash equivalents	65,249
Accounts receivable, net of allowance of RMB 3,390 as of December 31, 2024	10,192
Prepaid expenses and other current assets, net	3,495
Amounts due from related parties, current	8,508
Property and equipment, net	460
Total assets of discontinued operations	87,904

Balance sheet classification:
Current assets of discontinued operations	87,444
Non-current assets of discontinued operations	460
Total assets of discontinued operations	87,904

Accounts payable	10,464
Accrued expenses and other current liabilities	12,431
Contract liabilities	1,458
Total liabilities of discontinued operations	24,353

Balance sheet classification:
Current liabilities of discontinued operations	24,353
Total liabilities of discontinued operations	24,353